Interest income and expenses, and similar accounts (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Interest income and expenses and similar accounts [Abstract]
Summary of Information about Interest Income (Expense)
(a)
This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	5,080,562	5,158,254	5,324,587
Interest on investments at fair value through other comprehensive income	1,186,037	1,218,304	1,199,059
Interest on due from banks and inter-bank funds	297,662	372,622	367,167
Interest on investments at amortized cost	230,445	217,716	172,602
Dividends on financial instruments, Note 5(e) and (f)	76,776	49,396	42,779
Others	16,895	13,099	14,217
Total	6,888,377	7,029,391	7,120,411
Interest and similar expenses
Interest and fees on deposits and obligations	(1,245,794)	(1,495,881)	(1,662,139)
Interest and fees on due to banks and correspondents	(413,547)	(482,392)	(474,362)
Interest on bonds, notes and other obligations	(386,383)	(327,385)	(311,665)
Insurance contract expense with investment component, Note 3.4(d.1.5)	(103,962)	(71,202)	(51,190)
Deposit insurance fund fees	(90,604)	(86,776)	(81,171)
Interest on lease payments, Note 8(f)	(9,545)	(7,627)	(5,562)
Others	(9,136)	(9,007)	(6,277)
Total	(2,258,971)	(2,480,270)	(2,592,366)

Summary of Interest Income and Expenses Calculated Using Effective Interest Rate
(b)
The amounts shown in paragraph (a) above, include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	5,608,669	5,748,592	5,864,356
Financial assets measured at fair value through other comprehensive income	1,186,037	1,218,304	1,199,059
Total interest from financial assets calculated at EIR	6,794,706	6,966,896	7,063,415
Financial liabilities measured at amortized cost	(2,055,269)	(2,313,285)	(2,453,728)